Additional disclosures to financial instruments - Interest (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Interest income from financial assets measured at FVTPL			€ 174
Interest expense from financial assets measured at FVTPL	€ 291	€ 10
Fair value change
Financial instruments
Interest income from financial assets measured at FVTPL	460	93
Interest expense from financial assets measured at FVTPL	291	10
Interest income from financial liabilities measured at FVTPL	292	0
Interest expense from financial liabilities measured at FVTPL	0	808
Bond funds
Financial instruments
Interest income from financial assets measured at FVTPL	96	78
Interest expense from financial assets measured at FVTPL	€ 0	€ 0